Leases	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Leases

Note 6 – Leases

The Company leases a compressor under a non-cancellable operating lease agreement. It has been determined that the lease does not constitute a finance lease. Operating lease ROU assets and liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. The Company believes any option to terminate is not reasonably certain for the operating lease agreement.

For the period ended September 30, 2024, components of lease expense were as follows:

Total lease costs (operating and short-term)	$801,000

For the period ended September 30, 2023, components of lease expense were as follows:

Total lease costs (operating and short-term)	$734,000

All components of lease costs are expensed within lease operating expenses on the consolidated statement of operations.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements

For the period ended September 30, 2024, supplemental cash flow information related to leases was as follows:

Cash paid for amounts included in measurement of lease liabilities
Operating cash flows used for operating leases (including short-term)	$153,000

Right-of-use assets obtained in exchange for lease obligations (non-cash)
Operating leases	$-

Weighted-average remaining lease term (years)
Operating leases	0.9

Weighted-average discount rate
Operating leases	4.9%

There was no lease expense under ASC 842 during the period ended September 30, 2023.

The following is the future maturities of the annual undiscounted cash flows of the operating lease liability as of September 30, 2024:

Years Ending
September 30,

2025	$187,000

Total minimum lease payments	187,000

Less imputed interest	(4,475)

Present value of lease liability	$182,525